SIN Holdings, Inc. P. O. Box 370912 Denver, Colorado 80237 (303) 763-7527

August 7, 2008 Mr. William H. Demarest, IV Staff Accountant Division of Corporate Finance Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

RE:	SIN Holdings, Inc. Form 10KSB for the Year Ended December 31, 2007 File No. 0-49752

Dear Mr. Demarest:

I am receipt of Mr. Gordon’s letter dated July 17, 2008 regarding our Form 10KSB and will address his comments in the letter (copy attached).

We have amended by filing Form 10-KSB/A on August 7, 2008. Our Form 10KSB/A includes the following:

1.	Management’s report on internal control over financial reporting as required pursuant to Exchange Act Rules 13a-15 and 15d-15. Management’s report includes an assessment and a conclusion as to the effectiveness of our internal control over financial reporting as required by Item 308T(a) of Regulation S-B.

2.	Revised certifications to include the introductory language of Paragraph 4 and the language of 4(b) of Item 601(b)(31) of Regulation S-B.

Additionally, SIN Holdings, Inc. acknowledges that:

1.	it is responsible for the adequacy and accuracy of the disclosure in its filing;

2.	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to SIN Holdings, Inc.’s filing; and

3.	SIN Holdings, Inc. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Best regards,

/s/ Steve S. Sinohui Steve S. Sinohui President, Chief Executive Officer and Chief Financial Officer